Stock-Based Compensation (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 plan	Dec. 31, 2012	Dec. 31, 2011
Stock-Based Compensation
Number of share-based compensation plans	1
Share based compensation cost	$ 549,836	$ 264,462
Total income tax benefit	211,687	101,818	0
Stock Option Plan | Options
Stock-Based Compensation
Share based compensation cost	42,623	17,179
Number of shares authorized under the plan	216,750
Vesting period	5 years
Contractual period	10 years
Number of shares available for future grants	19,250
Weighted-average assumptions used to determine fair value of options granted
Risk-free interest rate	1.44%	0.60%
Expected term	4 years 4 months 20 days	5 years
Expected term	24.28%	21.98%
Expected stock price volatility	4.66%	4.66%
Shares
Outstanding at January 1, 2013 (in shares)	197,500
Granted (in shares)	2,215
Exercised (in shares)	(7,500)
Forfeited or expired (in shares)	0
Outstanding at December 31, 2013 (in shares)	192,215	197,500
Fully Vested and expected to vest (in shares)	158,000
Exercisable as of December 31, 2013 (in shares)	34,215
Weighted Average Exercise Price
Outstanding at January 1, 2013 (in dollars per share)	$ 10.30
Granted (in dollars per share)	$ 13.94
Exercised (in dollars per share)	$ 10.30
Forfeited or expired (in dollars per share)	$ 0.00
Outstanding at December 31, 2013 (in dollars per share)	$ 10.34	$ 10.30
Fully vested and expected to vest (in dollars per share)	$ 10.30
Exercisable as of December 31, 2013 (in dollars per share)	$ 10.54
Weighted Average Remaining Contractual Term
Outstanding at January 1, 2013	8 years 6 months 23 days	9 years 6 months 23 days
Outstanding at December 31, 2013	8 years 6 months 23 days	9 years 6 months 23 days
Fully vested and expected to vest	8 years 6 months 23 days
Exercisable as of December 31, 2013	8 years 6 months 23 days
Aggregate Intrinsic Value
Outstanding at January 1, 2013	468,075
Exercised	28,645	0
Outstanding at December 31, 2013	450,300	468,075
Fully vested and expected to vest	374,460
Exercisable as of December 31, 2013	75,840
Information related to the stock option plan
Intrinsic value of options exercised	28,645	0
Cash received from option exercises	30,920	0
Shares received from option exercises	2,215	0
Shares received from option exercises	4,818	0
Weighted average fair value of options granted (in dollars per share)	$ 1.692	$ 0.989
Total unrecognized compensation cost	$ 139,065
Weighted-average period over which cost is expected to be recognized	3 years 7 months 6 days